Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign Currency Transaction Gain (Loss), Unrealized	$ 9,183	$ 29,884	$ 16,656
Unrealized gains (losses)	3,226	70,650	42,652
Realized and unrealized gain on non-designated derivative instruments (note 13)	23,993	65,668	8,523
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ (5,354)	25,478	8,612
Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments	The effect of the gain (loss) on these derivatives on the Company’s consolidated statements of income is as follows:

	Year Ended December 31,
	2023 $			2022 $			2021 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	20,227	3,403	23,630	(4,982)	70,252	65,270	(34,129)	42,652	8,523
Foreign currency forward contracts	540	(177)	363	—	398	398	—	—	—
	20,767	3,226	23,993	(4,982)	70,650	65,668	(34,129)	42,652	8,523
The effect of the gain (loss) on these derivatives on the Company's consolidated statements of income is as follows:

	Year Ended December 31,
	2023 $			2022 $			2021 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	(19,463)	466	(18,997)	(2,546)	(9,881)	(12,427)	(7,764)	4,705	(3,059)

Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ 20,767	(4,982)	(34,129)
Realized and unrealized gain on non-designated derivative instruments (note 13)	23,993	65,668	8,523
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	3,226	70,650	42,652
Interest Rate Swap [Member] | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	20,227	(4,982)	(34,129)
Realized and unrealized gain on non-designated derivative instruments (note 13)	23,630	65,270	8,523
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	3,403	70,252	42,652
Foreign currency forward contracts | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	540	0	0
Realized and unrealized gain on non-designated derivative instruments (note 13)	363	398	0
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	(177)	398	0
Cross-Currency Interest Rate Contract | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign Currency Transaction Gain (Loss), Realized	(19,463)	(2,546)	(7,764)
Foreign Currency Transaction Gain (Loss), Unrealized	466	(9,881)	4,705
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ (18,997)	$ (12,427)	$ (3,059)